Investments - Teekay Offshore - Logitel Offshore Holding AS- Additional Information (Detail)		1 Months Ended			3 Months Ended	12 Months Ended
	Aug. 11, 2014 USD ($) MaintenanceAndSafety	Jun. 30, 2015	Aug. 31, 2014 USD ($) MaintenanceAndSafety	Aug. 11, 2014 USD ($)	Jun. 30, 2015	Dec. 31, 2015 USD ($) MaintenanceAndSafety
Newbuildings [Member]
Net Investment Income [Line Items]
Expected cost of project						$ 3,600,000,000
Teekay Offshore [Member] | Logitel Offshore Holdings [Member]
Net Investment Income [Line Items]
Percentage of ownership acquired	100.00%			100.00%
Portion of purchase price paid in cash	$ 4,000,000			$ 4,000,000
Potential additional cash amount	$ 27,600,000			$ 27,600,000
Expected cost of project			$ 596,000,000
Partnership interest on unpaid balance		5.00%			5.00%
Debt conversion, description						If the fourth of six options with COSCO is not exercised by its option expiry date on November 30, 2016, Sevan has a one-time option to receive the remaining two options with COSCO.
Non-interest bearing amount on bond repaid						$ 10,000,000
Teekay Offshore [Member] | Logitel Offshore Holdings [Member] | Newbuildings [Member]
Net Investment Income [Line Items]
Number of Units for Maintenance and Safety | MaintenanceAndSafety						2
Assumption of obligations			$ 30,000,000
Teekay Offshore [Member] | Logitel Offshore Holdings [Member] | Newbuildings [Member] | Cancellation Potential [Member] | Deferment Potential [Member]
Net Investment Income [Line Items]
Number of Units for Maintenance and Safety | MaintenanceAndSafety			2
Teekay Offshore [Member] | Logitel Offshore Holdings [Member] | Newbuildings [Member] | Maximum [Member] | Units for Maintenance and Safety [Member]
Net Investment Income [Line Items]
Delivery option exercise period			1 year
Teekay Offshore [Member] | Logitel Offshore Holdings [Member] | Scheduled For Delivery [Member]
Net Investment Income [Line Items]
Number of Units for Maintenance and Safety | MaintenanceAndSafety	3
Teekay Offshore [Member] | Logitel Offshore Holdings [Member] | Delivered [Member]
Net Investment Income [Line Items]
Operating lease arrangement period, lessor		3 years
Teekay Offshore [Member] | Logitel Offshore Holdings [Member] | Units for Maintenance and Safety [Member]
Net Investment Income [Line Items]
Delivery option exercise period					120 days
Delivery Option exercised additional period					2 years
Teekay Offshore [Member] | Logitel Offshore Holdings [Member] | Order or Production Backlog [Member]
Net Investment Income [Line Items]
Repayment of non-interest bearing amount on bond			$ 30,000,000
Debt, repayment terms						Within six months of delivery of each of the three UMS ordered from COSCO
Teekay Offshore [Member] | Logitel Offshore Holdings [Member] | Order or Production Backlog [Member] | Newbuildings [Member]
Net Investment Income [Line Items]
Repayment of non-interest bearing amount on bond			10,000,000
Teekay Offshore [Member] | Logitel Offshore Holdings [Member] | Additional Order Or Production Backlog [Member] | Newbuildings [Member] | Maximum [Member]
Net Investment Income [Line Items]
Repayment of non-interest bearing amount on bond			$ 11,900,000